ANNUAL REPORT

                               SEPTEMBER 30, 2000

                            THE ROCKLAND GROWTH FUND
                              RETAIL CLASS (RKGBX)
                          INSTITUTIONAL CLASS (RKGRX)

                                 ANNUAL REPORT

                                                               November 22, 2000

Dear Fellow Shareholders,

  The capital gains distributions for the fiscal year ending September 30, 2000 will be paid out on Tuesday, December 5, for shareholders on record as of December 4. Our best estimate calculates the distribution to be approximately $5.50 per share and composed primarily of short-term gains. Shareholders wishing to add to their taxable investments should invest on or after December 5, as I will. Given that your return for the fiscal year was 108.14%, the after-tax return for your fund remains very good. Please refer to the quarterly shareholder newsletters for further discussion of the Fund's performance.

  We wish you the very best holiday season.

  Sincerely yours,

  /s/Richard H. Gould

  Richard H. Gould CFA CMT

                      GREENVILLE CAPITAL MANAGEMENT, INC.
                                    Presents
                            THE ROCKLAND GROWTH FUND
                                  a Series of
                 The Rockland Funds Trust  o  P. O. Box 701  o
               Milwaukee, Wisconsin 53201-0701  o  1-800-497-3933

          Rockland Growth Fund -
Date          Institutional        S&P 500    NASDAQ Composite   Russell 2000
----          -------------        -------    ----------------   ------------
12/2/96          $10,000           $10,000        $10,000          $10,000
3/31/97           $9,004           $10,065         $9,459           $9,731
9/30/97          $14,452           $12,707        $13,084          $12,992
3/31/98          $13,661           $14,896        $14,265          $13,820
9/30/98          $11,532           $13,856        $13,179          $10,521
3/31/99          $16,377           $17,644        $19,221          $11,587
9/30/99          $19,897           $17,710        $21,476          $12,536
3/31/00          $40,269           $20,811        $35,796          $15,921
9/30/00          $41,411           $20,061        $28,774          $15,496

          Rockland Growth    Rockland Growth Fund            NASDAQ    Russell
Date    Fund -- Retail Load   -- Retail No Load   S&P 500   Composite    2000
----    -------------------      --------------   -------   ---------    ----
12/2/96       $10,000               $10,000       $10,000    $10,000    $10,000
3/31/97        $8,711                $8,980       $10,065     $9,459     $9,731
9/30/97       $13,987               $14,420       $12,707    $13,084    $12,992
3/31/98       $13,200               $13,609       $14,896    $14,265    $13,820
9/30/98       $11,129               $11,473       $13,856    $13,179    $10,521
3/31/99       $15,792               $16,281       $17,644    $19,221    $11,587
9/30/99       $19,181               $19,775       $17,710    $21,476    $12,536
3/31/00       $38,793               $39,994       $20,811    $35,796    $15,921
9/30/00       $39,853               $41,087       $20,061    $28,774    $15,496

FOR THE PERIOD ENDED SEPTEMBER 30, 2000
                                                          ANNUALIZED SINCE
                                         ONE YEAR    COMMENCEMENT OF OPERATIONS
                                         --------    --------------------------
Rockland Growth Fund -- Institutional    108.14%               44.88%
Rockland Growth Fund -- Retail No Load   107.76%               44.57%
Rockland Growth Fund -- Retail Load      101.48%               43.43%
S&P 500                                   13.28%               19.92%
NASDAQ Composite                          33.99%               31.75%
Russell 2000                              23.61%               12.11%

The Standard &Poor's 500 Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Russell 2000 is an unmanaged index of 2,000 stocks weighted by market capitalization. This chart assumes an initial gross investment of $10,000 made on 12/2/96 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

ROCKLAND GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2000

ASSETS:
   Investments, at value (cost $57,189,389)                       $74,146,159
   Receivable for investments sold                                  3,524,749
   Receivable for capital shares sold                                 175,277
   Dividends and interest receivable                                    9,397
   Organizational expenses, net of accumulated amortization             7,630
   Other assets                                                        15,158
                                                                  -----------
          Total Assets                                             77,878,370
                                                                  -----------

LIABILITIES:
   Payable for investments purchased                                2,482,704
   Capital shares repurchased                                          14,552
   Payable to Adviser                                                  61,023
   Accrued expenses and other liabilities                             159,943
                                                                  -----------
          Total Liabilities                                         2,718,222
                                                                  -----------

NET ASSETS                                                        $75,160,148
                                                                  -----------
                                                                  -----------

NET ASSETS CONSIST OF:
   Capital stock                                                  $45,178,918
   Accumulated undistributed net realized
     gain on investments sold                                      13,024,460
   Net unrealized appreciation on investments                      16,956,770
                                                                  -----------
          Total Net Assets                                        $75,160,148
                                                                  -----------
                                                                  -----------

RETAIL CLASS:
   Net Assets                                                     $ 5,576,437
   Shares of beneficial interest outstanding
     (unlimited shares of $0.001 par value authorized)                174,430
   Net asset value and redemption price per share                 $     31.97
                                                                  -----------
                                                                  -----------
   Maximum offering price per share                               $     32.96
                                                                  -----------
                                                                  -----------

INSTITUTIONAL CLASS:
   Net Assets                                                     $69,583,711
   Shares of beneficial interest outstanding
     (unlimited shares of $0.001 par value authorized)              2,159,344
   Net asset value, redemption price and offering
     price per share                                              $     32.22
                                                                  -----------
                                                                  -----------

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
STATEMENT OF OPERATIONS -- YEAR ENDED SEPTEMBER 30, 2000

INVESTMENT INCOME:
   Dividend income                                                $    46,939
   Interest income                                                     89,406
                                                                  -----------
          Total investment income                                     136,345
                                                                  -----------

EXPENSES:
   Investment advisory fee                                            522,283
   Administration fee                                                  49,355
   Shareholder servicing and accounting costs                          79,012
   Custody fees                                                        41,830
   Federal and state registration                                      42,024
   Professional fees                                                   35,132
   Reports to shareholders                                              7,315
   Trustees' fees and expenses                                          2,960
   Amortization of organizational expenses                              6,954
   Distribution expenses -- Retail Class                               10,921
   Other                                                               11,428
                                                                  -----------
          Total expenses                                              809,214
                                                                  -----------
NET INVESTMENT LOSS                                                  (672,869)
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on:
          Investments                                              16,173,341
          Short positions                                             (80,983)
   Net change in unrealized appreciation/depreciation
     on investments                                                13,263,684
                                                                  -----------
   Net realized and unrealized gain on investments                 29,356,042
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $28,683,173
                                                                  -----------
                                                                  -----------

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        YEAR ENDED           YEAR ENDED
                                                                                    SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
                                                                                    ------------------  -------------------
OPERATIONS:
   Net investment loss                                                                   $  (672,869)        $  (237,807)
   Net realized gain (loss) on:
          Investments                                                                     16,173,341           6,678,104
          Short positions                                                                    (80,983)            (85,807)
   Net change in unrealized appreciation/depreciation on:
          Investments                                                                     13,263,684           2,832,339
          Short positions                                                                         --               1,403
                                                                                         -----------         -----------
   Net increase in net assets resulting from operations                                   28,683,173           9,188,232
                                                                                         -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                              30,829,073           3,621,330
   Shares issued to holders in reinvestment of dividends                                   6,506,869                  --
   Cost of shares redeemed                                                                (8,074,795)           (703,078)
                                                                                         -----------         -----------
   Net increase in net assets resulting from capital share transactions                   29,261,147           2,918,252
                                                                                         -----------         -----------

DISTRIBUTIONS TO RETAIL CLASS
   SHAREHOLDERS FROM NET REALIZED GAINS                                                     (635,370)                 --
                                                                                         -----------         -----------

DISTRIBUTIONS TO INSTITUTIONAL CLASS
   SHAREHOLDERS FROM NET REALIZED GAINS                                                   (6,074,008)                 --
                                                                                         -----------         -----------

NET INCREASE IN NET ASSETS                                                                51,234,942          12,106,484

NET ASSETS:
   Beginning of period                                                                    23,925,206          11,818,722
                                                                                         -----------         -----------
   End of period                                                                         $75,160,148         $23,925,206
                                                                                         -----------         -----------
                                                                                         -----------         -----------

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                  YEAR ENDED                              YEAR ENDED
                                                              SEPTEMBER 30, 2000                      SEPTEMBER 30, 1999
                                                         -----------------------------          ------------------------------
                                                         RETAIL          INSTITUTIONAL           RETAIL          INSTITUTIONAL
                                                         CLASS               CLASS               CLASS               CLASS
                                                         -----           -------------           -----           -------------
Per Share Data:

Net asset value, beginning of period                     $19.25              $19.34              $11.17              $11.21
                                                         ------              ------              ------              ------

Income from investment operations:
   Net investment loss                                    (0.38)(7)<F7>       (0.28)(7)<F7>       (0.25)(8)<F8>       (0.20)(8)<F8>
   Net realized and unrealized gains (losses)
     on investments                                       18.13               18.19                8.33                8.33
                                                         ------              ------              ------              ------
          Total from investment operations                17.75               17.91                8.08                8.13
                                                         ------              ------              ------              ------

Less distributions:
   Dividends in excess of net investment income              --                  --                  --                  --
   Distributions from net realized gains                  (5.03)              (5.03)                 --                  --
   Return of Capital                                         --                  --                  --                  --
                                                         ------              ------              ------              ------
          Total distributions                             (5.03)              (5.03)                 --                  --
                                                         ------              ------              ------              ------
Net asset value, end of period                           $31.97              $32.22              $19.25              $19.34
                                                         ------              ------              ------              ------
                                                         ------              ------              ------              ------

Total return (2)<F2> (3)<F3>                            107.76%             108.14%              72.34%              72.52%

Supplemental data and ratios:
   Net assets, end of period                         $5,576,437         $69,583,711          $2,363,867         $21,561,339
   Ratio of operating expenses
     to average net assets (4)<F4> (5)<F5>                1.78%               1.53%               2.00%               1.75%
   Ratio of net investment loss
     to average net assets (4)<F4> (5)<F5>               (1.52)%             (1.27)%             (1.59)%             (1.34)%
   Portfolio turnover rate (6)<F6>                      615.06%             615.06%             814.67%             814.67%

(1)<F1>    Commencement of operations.
(2)<F2>    Not annualized for the period December 2, 1996 through September 30,
           1997.
(3)<F3> The total return does not reflect the 3% front-end sales charge for the Retail Class.
(4)<F4>    Annualized for the period December 2, 1996 through September 30,
           1997.
(5)<F5> Without expense reimbursements of $96,798, $107,092 and $120,419 for the years ended September 30, 1999, 1998 and the period December 2, 1996 through September 30, 1997, respectively, the ratio of operating expenses to average net assets would have been 2.56%, 2.85% and 4.23% for the Retail class and 2.31%, 2.60% and 3.98% for the Institutional class, respectively. The ratio of net investment loss to average net assets would have been (2.15)%, (2.57)% and (3.60)% for the Retail class and (1.90)%, (2.32)% and (3.35)% for the Institutional class, respectively.
(6)<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)<F7> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(8)<F8> Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding throughout the period.

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                    DECEMBER 2, 1996(1)<F9>
                                                                  YEAR ENDED                                THROUGH
                                                              SEPTEMBER 30, 1998                      SEPTEMBER 30, 1997
                                                         -----------------------------           -----------------------------
                                                         RETAIL          INSTITUTIONAL           RETAIL          INSTITUTIONAL
                                                         CLASS               CLASS               CLASS               CLASS
                                                         -----           -------------           -----           -------------
Per Share Data:

Net asset value, beginning of period                     $14.42              $14.43              $10.00              $10.00
                                                         ------              ------              ------              ------
Income from investment operations:
   Net investment loss                                    (0.20)(7)<F15>      (0.17)(7)<F15>      (0.15)(8)<F16>      (0.11)(8)<F16>
   Net realized and unrealized gains
     (losses) on investments                              (2.73)              (2.73)               4.57                4.56
                                                         ------              ------              ------              ------
          Total from investment operations                (2.93)              (2.90)               4.42                4.45
                                                         ------              ------              ------              ------

Less distributions:
   Dividends in excess of net investment income              --                  --                  --               (0.02)
   Distributions in excess of net realized gains          (0.18)              (0.18)                 --                  --
   Return of capital                                      (0.14)              (0.14)                 --                  --
                                                         ------              ------              ------              ------
          Total distributions                             (0.32)              (0.32)                 --               (0.02)
                                                         ------              ------              ------              ------
Net asset value, end of period                           $11.17              $11.21              $14.42              $14.43
                                                         ------              ------              ------              ------
                                                         ------              ------              ------              ------

Total return (2)<F10> (3)<F11>                          (20.44%)            (20.21%)             44.20%              44.53%

Supplemental data and ratios:
   Net assets, end of period                         $1,137,385         $10,681,337            $921,991         $10,858,957
   Ratio of operating expenses
     to average net assets (4)<F12> (5)<F13>              2.00%               1.75%               2.00%               1.75%
   Ratio of net investment loss
     to average net assets (4)<F12> (5)<F13>             (1.72)%             (1.47)%             (1.36)%             (1.11)%
   Portfolio turnover rate (6)<F14>                     353.27%             353.27%             204.05%             204.05%

(1)<F9>     Commencement of operations.
(2)<F10> Not annualized for the period December 2, 1996 through September 30, 1997.
(3)<F11> The total return does not reflect the 3% front-end sales charge for the Retail Class.
(4)<F12>    Annualized for the period December 2, 1996 through September 30,
            1997.
(5)<F13> Without expense reimbursements of $96,798, $107,092 and $120,419 for the years ended September 30, 1999, 1998 and the period December 2, 1996 through September 30, 1997, respectively, the ratio of operating expenses to average net assets would have been 2.56%, 2.85% and 4.23% for the Retail class and 2.31%, 2.60% and
            3.98% for the Institutional class, respectively. The ratio of net investment loss to average net assets would have been (2.15)%, (2.57)% and (3.60)% for the Retail class and (1.90)%, (2.32)% and
            (3.35)% for the Institutional class, respectively.
(6)<F14> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)<F15> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(8)<F16> Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding throughout the period.

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2000

 SHARES                                                               VALUE
 ------                                                               -----

            COMMON STOCKS -- 97.1%

            AEROSPACE & DEFENSE -- 0.2%
  10,000    Armor Holdings, Inc. *<F17>                            $   150,000
                                                                   -----------

            BUSINESS SERVICES -- 10.9%
  60,000    The Corporate Executive Board Company *<F17>             2,415,000
  35,000    Hall, Kinion & Associates, Inc. *<F17>                     995,313
  40,000    Heidrick & Struggles International, Inc. *<F17>          2,055,000
  20,000    Korn/Ferry International *<F17>                            756,250
  30,000    Professional Detailing, Inc. *<F17>                      1,710,000
  10,000    Tetra Tech, Inc. *<F17>                                    285,625
                                                                   -----------
                                                                     8,217,188
                                                                   -----------

            CHEMICALS -- 1.4%
  18,000    Albany Molecular Research, Inc. *<F17>                   1,011,375
                                                                   -----------

            COMMUNICATIONS & MEDIA -- 0.2%
  10,000    Saga Communications, Inc. -- Class A *<F17>                165,000
                                                                   -----------

            COMPUTER SERVICES -- 11.6%
  22,000    The BISYS Group, Inc. *<F17>                             1,700,875
  40,000    Carreker Corporation *<F17>                                780,000
  20,000    JNI Corp. *<F17>                                         1,780,000
  25,000    Manhattan Associates, Inc. *<F17>                        1,531,250
  15,000    MMC Networks, Inc. *<F17>                                1,897,500
  25,000    Network Engines, Inc. *<F17>                             1,023,437
                                                                   -----------
                                                                     8,713,062
                                                                   -----------

            CONSUMER PRODUCTS -- 1.1%
  20,000    Direct Focus, Inc. *<F17>                                  795,000
                                                                   -----------

            DISTRIBUTION -- 2.7%
  38,000    Bell Microproducts Inc. *<F17>                           1,187,500
  15,000    ScanSource, Inc. *<F17>                                    800,625
                                                                   -----------
                                                                     1,988,125
                                                                   -----------

            DRUGS -- 2.9%
  15,000    Corvas International, Inc. *<F17>                          348,750
  17,000    Cubist Pharmaceuticals, Inc. *<F17>                        885,063
  40,000    First Horizon Pharmaceutical Corporation *<F17>            725,000
   3,000    Priority Healthcare Corporation -- Class B *<F17>          228,750
                                                                   -----------
                                                                     2,187,563
                                                                   -----------

            EDUCATION -- 5.5%
  40,000    Career Education Corporation *<F17>                      1,780,000
  40,000    Corinthian Colleges, Inc. *<F17>                         2,360,000
                                                                   -----------
                                                                     4,140,000
                                                                   -----------

            ELECTRICAL EQUIPMENT -- 0.4%
  15,000    Pemstar Inc.*<F17>                                         295,312
                                                                   -----------

            ELECTRONICS -- 2.1%
  60,000    A.C.S. Electronics Limited *<F17> (1)<F18>                 542,812
  25,000    BEI Technologies, Inc.                                   1,043,750
                                                                   -----------
                                                                     1,586,562
                                                                   -----------

            FINANCIAL SERVICES -- 4.0%
  50,000    Actrade Financial Technologies, Ltd. *<F17>              1,503,125
  12,000    Dain Rauscher Corporation                                1,116,000
 166,667    U.S. Capital Financial Corp. *<F17> (2)<F19>               250,000
   5,000    Waddell & Reed Financial, Inc.                             155,000
                                                                   -----------
                                                                     3,024,125
                                                                   -----------

            HEALTH CARE SERVICES & SUPPLIES -- 4.7%
  25,000    Accredo Health, Incorporated *<F17>                      1,221,875
  40,000    AmSurg Corp. -- Class A *<F17>                             560,000
  50,000    Orthodontic Centers of America, Inc. *<F17>              1,665,625
   6,000    U.S. Physical Therapy, Inc. *<F17>                          91,688
                                                                   -----------
                                                                     3,539,188
                                                                   -----------

            INTERNET -- 4.6%
   7,000    Ariba, Inc. *<F17>                                       1,002,859
  45,000    Avocent Corporation *<F17>                               2,480,625
                                                                   -----------
                                                                     3,483,484
                                                                   -----------

            MEDICAL PRODUCTS -- 0.2%
   8,000    HealthTronics, Inc. *<F17>                                 121,000
                                                                   -----------

            OIL & GAS SERVICES -- 10.5%
  10,000    Dril-Quip, Inc. *<F17>                                     398,750
  50,000    Enterprise Products Partners L.P.                        1,446,875
  45,000    HS Resources, Inc. *<F17>                                1,513,125
  35,000    Noble Drilling Corporation *<F17>                        1,758,750
  30,000    Patterson Energy, Inc. *<F17>                            1,031,250
  30,000    Spinnaker Exploration Company *<F17>                     1,046,250
  30,000    St. Mary Land & Exploration Company                        691,875
                                                                   -----------
                                                                     7,886,875
                                                                   -----------

            RETAIL -- 8.2%
  40,000    1-800 CONTACTS, Inc. *<F17>                              1,920,000
   7,000    CDW Computer Centers, Inc. *<F17>                          483,000
   5,000    Cost Plus, Inc. *<F17>                                     150,625
  30,000    Insight Enterprises, Inc. *<F17>                           817,500
  25,000    PC Connection, Inc. *<F17>                               1,425,000
  40,000    Rent-A-Center, Inc. *<F17>                               1,387,500
                                                                   -----------
                                                                     6,183,625
                                                                   -----------

            SAVINGS & LOAN -- 0.1%
   7,000    Berkshire Hills Bancorp, Inc.                              100,625
                                                                   -----------

            SEMICONDUCTORS -- 10.3%
  10,000    All American Semiconductor, Inc. *<F17>                    201,875
  10,000    Micrel, Incorporated *<F17>                                670,000
  45,000    Oak Technology, Inc. *<F17>                              1,231,875
  26,000    SIPEX Corporation *<F17>                                 1,093,625
  40,000    TranSwitch Corporation *<F17>                            2,550,000
  10,000    Tvia, Inc. *<F17>                                          179,375
  20,000    Vitesse Semiconductor Corporation *<F17>                 1,778,750
                                                                   -----------
                                                                     7,705,500
                                                                   -----------

            SOFTWARE -- 8.9%
  25,000    Advent Software, Inc. *<F17>                             1,746,875
  28,000    BARRA, Inc. *<F17>                                       1,737,750
  23,000    MapInfo Corporation *<F17>                                 720,188
  25,000    MIND C.T.I. Ltd. *<F17> (1)<F18>                           296,875
  15,000    SERENA Software, Inc. *<F17>                               690,938
  23,000    Ulticom, Inc. *<F17>                                     1,083,875
  25,000    ValiCert, Inc. *<F17>                                      437,500
                                                                   -----------
                                                                     6,714,001
                                                                   -----------

            TELECOMMUNICATIONS -- 4.3%
  45,000    Anixter International Inc. *<F17>                        1,310,625
  10,000    Boston Communications Group, Inc. *<F17>                   192,500
  30,000    Hybrid Networks, Inc. *<F17>                               556,875
   8,000    LightPath Technologies, Inc. *<F17>                        380,000
   5,750    Nanovation Technologies Inc *<F17> (2)<F19>                258,750
  20,000    o2wireless Solutions, Inc. *<F17>                          386,250
   9,000    Western Multiplex Corporation *<F17>                       144,562
                                                                   -----------
                                                                     3,229,562
                                                                   -----------

            TEXTILES & APPAREL -- 2.3%
  35,000    Columbia Sportswear Company *<F17>                       1,605,625
  10,000    Vans, Inc. *<F17>                                          153,750
                                                                   -----------
                                                                     1,759,375
                                                                   -----------
            TOTAL COMMON STOCKS (Cost $56,039,777)                  72,996,547
                                                                   -----------
            WARRANTS -- 0.0%
  20,833    RateXchange Corporation *<F17>                         $         0
                                                                   -----------

PRINCIPAL
 AMOUNT
---------
            SHORT-TERM INVESTMENTS -- 1.5%
            VARIABLE RATE DEMAND NOTES #<F20> -- 1.5%
$375,076    American Family Financial Services, Inc., 6.2352%          375,076
 774,536    Firstar Bank, 6.37%                                        774,536
                                                                   -----------
            TOTAL SHORT-TERM INVESTMENTS (Cost $1,149,612)           1,149,612
                                                                   -----------
            TOTAL INVESTMENTS -- (COST $57,189,389) -- 98.6%        74,146,159
            Other Assets, less Liabilities -- 1.4%                   1,013,989
                                                                   -----------
            TOTAL NET ASSETS -- 100.0%                             $75,160,148
                                                                   -----------
                                                                   -----------

  *<F17>    Non-income producing security.
(1)<F18>    Foreign Security
(2)<F19>    Illiquid Security - acquired through a private placement.
  #<F20>    Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2000.

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS -- SEPTEMBER 30, 2000

1.   ORGANIZATION AND SIGNIFICANT
     ACCOUNTING POLICIES

     The Rockland Funds Trust (the "Trust") was organized on July 31, 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust currently consists of one series, The Rockland Growth Fund (the "Fund"). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, GREENVILLE CAPITAL MANAGEMENT, INC., has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 Institutional shares of its capital stock at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

     The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $34,078, have been paid by the Adviser. The Fund has reimbursed the Adviser. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

     The Fund has issued two classes of shares: Retail and Institutional. The Retail shares are subject to a 0.25% 12b-1 fee and an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. The maximum sales charge is 3% of the offering price or 3.09% of the net asset value. Each class of shares has identical rights and privileges except with respect to 12b-1 fees paid by Retail shares and voting rights on matters affecting a single class of shares.

     The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks, other equity-type securities, and securities sold short that are listed on a security exchange or quoted on NASDAQ are valued at the last quoted sales price on which such securities are primarily traded. Common stocks, other equity-type securities, and securities sold short which are listed on an exchange or the NASDAQ Stock Market but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

     c) Distributions to Shareholders - Dividends from net investment income are generally declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and are generally distributed in December. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

          Generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. Permanent differences relating to organizational expenses which are not deductible for tax purposes of $3,438 were reclassified from capital stock to undistributed net investment income and permanent differences relating to utilization of earnings and profits distributed on redeemed shares of $1,395,329 were reclassified from accumulated undistributed net realized gain on investments sold to capital stock. Permanent differences from net operating losses of $669,431 were reclassified from undistributed net investment income to accumulated undistributed net realized gain on investments sold.

          Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales.

          On December 31, 1996, a dividend of $3,001 was paid to Institutional shareholders of record on December 30, 1996. There were no Retail shareholders as of the record date.

     d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

     f) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

2.   SHARES OF BENEFICIAL INTEREST

     Transactions in shares of beneficial interest for the fiscal year ended September 30, 2000 and September 30, 1999, respectively, were as follows:

     YEAR ENDED SEPTEMBER 30, 2000                    $            SHARES
     -----------------------------                   ---           ------
     RETAIL SHARES:
     Shares sold                                 $ 1,354,720         46,907
     Shares issued to holders in
       reinvestment of dividends                     588,575         29,385
     Shares redeemed                                (710,040)       (24,673)
                                                 -----------      ---------
     Net increase                                $ 1,233,255         51,619
                                                 -----------
                                                 -----------

     SHARES OUTSTANDING:
     Beginning of year                                              122,811
                                                                  ---------
     End of year                                                    174,430
                                                                  ---------
                                                                  ---------

     INSTITUTIONAL SHARES:
     Shares sold                                 $29,474,352      1,027,994
     Shares issued to holders in
       reinvestment of dividends                   5,918,294        293,566
     Shares redeemed                              (7,364,754)      (277,336)
                                                 -----------      ---------
     Net increase                                $28,027,892      1,044,224
                                                 -----------
                                                 -----------

     SHARES OUTSTANDING:
     Beginning of year                                            1,115,120
                                                                  ---------
     End of year                                                  2,159,344
                                                                  ---------
                                                                  ---------
     TOTAL NET INCREASE                          $29,261,147
                                                 -----------
                                                 -----------

     YEAR ENDED SEPTEMBER 30, 1999                   $             SHARES
     -----------------------------                  ---            ------
     RETAIL SHARES:
     Shares sold                                  $  374,344         25,883
     Shares issued to holders in
       reinvestment of dividends                          --             --
     Shares redeemed                                 (75,163)        (4,919)
                                                  ----------      ---------
     Net increase                                 $  299,181         20,964
                                                  ----------
                                                  ----------

     SHARES OUTSTANDING:
     Beginning of year                                              101,847
                                                                  ---------
     End of year                                                    122,811
                                                                  ---------
                                                                  ---------

     INSTITUTIONAL SHARES:
     Shares sold                                  $3,246,986        202,773
     Shares issued to holders in
       reinvestment of dividends                          --             --
     Shares redeemed                                (627,915)       (40,817)
                                                  ----------      ---------
     Net increase                                  2,619,071        161,956
                                                  ----------
                                                  ----------

     SHARES OUTSTANDING:
     Beginning of year                                              953,164
                                                                  ---------
     End of year                                                  1,115,120
                                                                  ---------
                                                                  ---------
     TOTAL NET INCREASE                           $2,918,252
                                                  ----------
                                                  ----------

3.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments and short positions, by the Fund for the fiscal year ended September 30, 2000, were $334,619,873 and $312,141,976, respectively.

     At September 30, 2000, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

     Appreciation                                               $17,531,325
     (Depreciation)                                              (1,815,685)
                                                                -----------
          Net appreciation on investments                       $15,715,640
                                                                -----------
                                                                -----------

     At September 30, 2000, the cost of investments for federal income tax purposes was $58,430,519.

4.   INVESTMENT ADVISORY AND OTHER
     AGREEMENTS

     The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Greenville Capital Management, Inc. Pursuant to its advisory agreement with the Trust, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

     The Investment Adviser has voluntarily agreed to waive its management fee and/or reimburse the operating expenses to the extent necessary to insure that the total operating expenses do not exceed 2.00% and 1.75% of the Fund's average daily net assets for the Retail class and Institutional class, respectively.

     Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund.

5.   SHORT POSITIONS

     As a portfolio management strategy, the Fund may engage in short sales of securities, which result in obligations of the Fund to make a future delivery of a specific security. These obligations are subject to the risk that the security's market price at the delivery date will exceed the amount of proceeds initially received, and that the Fund may be required to purchase the security at prevailing market prices (or deliver the security if owned by the Fund) and thus realize a loss on the transaction. Obligations under short sales are reported as liabilities and are adjusted to the current market value of the security to be delivered. The Fund generally maintains deposits with brokers approximating the market value of securities sold short. At September 30, 2000, the Fund had no short positions.

6.   DISTRIBUTION PLAN

     The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), which requires the Retail class to pay the Distributor a distribution fee of up to 0.25% of its average daily net assets computed on an annual basis. Under the terms of the Plan, the Distributor is authorized to, in turn, pay all or a portion of this fee to any securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of Retail class shares pursuant to a written agreement. To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of the shares, although it is the Distributor's current intention to pay out all or most of the fee. The Fund has incurred $10,921 pursuant to the Plan for the fiscal year ended September 30, 2000.

7.   SUBSEQUENT EVENTS

     The Board of Trustees approved the combination of the Institutional and Retail classes of the Fund into a single no-load class effective October 1, 2000. The Board also voted to change the name of the Fund to the Rockland Small Cap Growth Fund effective October 1, 2000. In conjunction with these changes, the Board terminated the 12b-1 Distribution and Servicing Plan and related agreements for the Retail class shares effective October 1, 2000. The Fund's principal investment strategies will remain the same and the new name for the Fund will clarify these strategies.

ROCKLAND GROWTH FUND
INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
The Rockland Growth Fund:

  We have audited the accompanying statement of assets and liabilities of Rockland Growth Fund (the "Fund"), including the schedule of investments, as of September 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers; where replies were not received we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for the each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                           /s/KPMG LLP

Chicago, Illinois
November 1, 2000

ROCKLAND GROWTH FUND
TAX INFORMATION

In early 2000, shareholders received information regarding all distributions paid to them by the Fund during the fiscal year ended September 30, 2000. The Fund hereby designates $1,480,728 as a long-term capital gain distribution taxed at 20%.

                                    TRUSTEES
                               Mr. Charles Cruice
                               Mr. Richard Gould
                               Mr. George Keeley
                              Mr. Edwin Moats, Jr.
                               Dr. Peter Utsinger

                                    OFFICERS
                         Mr. Charles Cruice, President
                          Mr. Richard Gould, Treasurer
                          Mr. Jeffrey Rugen, Secretary

                               INVESTMENT ADVISOR
                      Greenville Capital Management, Inc.
                         100 South Rockland Falls Road
                              Rockland, DE  19732

                                  DISTRIBUTOR
                     AmeriPrime Financial Securities, Inc.
                        1793 Kingswood Drive, Suite 200
                              Southlake, TX 76092

                                   CUSTODIAN
                               Firstar Bank, N.A.
                                  P.O. Box 701
                               425 Walnut Street
                              Cincinnati, OH 45202

                         ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT
                       Firstar Mutual Fund Services, LLC
                                  P.O. Box 701
                                  Third Floor
                            615 East Michigan Street
                              Milwaukee, WI  53202

                            INDEPENDENT ACCOUNTANTS
                                    KPMG LLP
                             303 East Wacker Drive
                               Chicago, IL  60601

                                 LEGAL COUNSEL
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                            Philadelphia, PA  19103